PRIVATE PLACEMENT	12 Months Ended
Dec. 31, 2023
Keyarch Acquisition Corporation [Member]
PRIVATE PLACEMENT

Note 4 – Private Placement

Simultaneously with the closing of the IPO, the Sponsor and EarlyBirdCapital purchased an aggregate of 500,000 Private Placement Units at a price of $10.00 per Private Placement Unit (450,000 Private Placement Units purchased by the Sponsor and 50,000 Private Placement Units purchased by EarlyBirdCapital), for an aggregate purchase price of $5,000,000, in a private placement. Each whole Private Placement Unit consisted of one Class A ordinary share, one-half of one warrant (the “Private Warrant”) and one right (the “Private Rights”). On February 8, 2022, the underwriters fully exercised the over-allotment option, and the Company completed the private sale of an aggregate of 45,000 Private Placement Units (40,500 Private Placement Units purchased by the Sponsor and 4,500 Private Placement Units purchased by EarlyBirdCapital) at a price of $10.00 per Private Placement Unit, generating gross proceeds of $450,000. Certain proceeds from the Private Placement Units were added to the proceeds from the IPO held in the Trust Account.

On April 4, 2024, the Company entered into a combination with ZOOZ Power Ltd pursuant to a business combination agreement. Therefore, there is no requirement of redemption from the proceeds realized through sale of private placement units.